20. Contingent Liabilities and Contingent Assets	12 Months Ended
Jun. 30, 2018
Contingent Liabilities And Contingent Assets
Contingent Liabilities and Contingent Assets	The Group is not aware of any contingent liabilities or contingent assets as at 30 June 2018.